Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	8
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	8/20/30	$1,069,212,000		4.17%			4.17%
Class A-1b	8/20/27	8/20/30	$267,300,000	29	SOFR30A + 0.67%	5/13/25	4.33228%	5.00%
Class B	8/20/27	8/20/30	$102,180,000		4.42%			4.42%
Class C	8/20/27	8/20/30	$61,308,000		4.67%			4.67%

Total			$1,500,000,000

Series Alloc % x Group One Available Funds								$102,922,231.49
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$102,922,231.49

Beginning of Period Reserve Account Balance								$16,348,773.84
Required Reserve Amount								$16,348,773.84
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$16,348,773.84

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$110.92	$110.92	$0.00	$0.00		$102,922,120.57
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$102,922,120.57
Asset Representations Reviewer Fee			$57.85	$57.85	$0.00	$0.00		$102,922,062.72
Supplemental ARR Fee			$243.77	$243.77	$0.00	$0.00		$102,921,818.95
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$102,920,568.95
Servicing Fee			$1,139,216.96	$1,139,216.96	$0.00	$0.00		$101,781,351.99
Class A-1a Note Interest			$3,715,511.70	$3,715,511.70	$0.00	$0.00		$98,065,840.29
Class A-1b Note Interest			$1,077,115.94	$1,077,115.94	$0.00	$0.00		$96,988,724.35
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,988,724.35
Class B Note Interest			$376,363.00	$376,363.00	$0.00	$0.00		$96,612,361.35
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,612,361.35
Class C Note Interest			$238,590.30	$238,590.30	$0.00	$0.00		$96,373,771.05
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$96,373,771.05
Class R Interest			$96,373,771.05	$96,373,771.05	$0.00	$0.00		$0.00

Total			$102,922,231.49	$102,922,231.49	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b			$0.00	$0.00	$1,077,115.94	$0.00	$0.00	$1,077,115.94
Class B			$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C			$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total			$0.00	$0.00	$5,407,580.94	$0.00	$0.00	$5,407,580.94

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	$1.00	$1,069,212,000.00	$1.00
Class A-1b	$1,000.00	$4.03	$0.00	$4.03	$267,300,000.00	$1.00	$267,300,000.00	$1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	$1.00	$102,180,000.00	$1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	$1.00	$61,308,000.00	$1.00

Total	$1,000.00	$3.61	$0.00	$3.61	$1,500,000,000.00	$1.00	$1,500,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$750,000,000.00			$750,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.